Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock Based Compensation
Summary of Company's Stock Options
The following is a summary of the Company’s stock options as of December 31, 2021 and the stock option activity from January 1, 2019 through December 31, 2021:

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)
Balance, December 31, 2018	414,434	$15.80	$141.53	9.3
Granted	52,083	15.91	141.53
Exercised	—	—	—
Forfeited	(67,366)	15.80	141.53
Expired	—	—	—

Balance, December 31, 2019	399,151	$15.82	141.53	8.4
Granted	64,064	13.50	141.53
Exercised	—	—	—
Forfeited	(30,715)	15.80	141.53
Expired	—	—	—

Balance, December 31, 2020	432,500	$15.45	$141.53	7.7

Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Cancelled	(432,500)	(15.45)	(141.53)	(7.7)

Balance, December 31, 2021	—	$—	$—	—

Summary of Share-based Compensation Expense
The

following is a summary of the Company’s
share
-
based
compensation
expense as of December 31, 2021 and 2020:

(in ‘000)	December 31, 2021	December 31, 2020
Total Stock Compensation Expense	$4,564	$1,161
Unrecognized Compensation Cost	—	3,416
Remaining recognition period (in years)	—	2.7

Summary of Company's Exercisable Stock Options
The

following is a summary of the Company’s exercisable stock options as of
December
31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Range of Exercise Prices	—	$80.87 -$202.18
Number	—	153,898
Weighted Average Remaining Contractual Term (in years)	—	7.3
Weighted Average Exercise Price	$—	$141.53